Debentures (Details 4)	12 Months Ended
Dec. 31, 2025
Debentures 8th Issue [Member] | Copel Geracao e Transmissao SA [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 8th Issue [Member] | Copel DIS
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 6th Issue [Member] | Copel Geracao e Transmissao SA [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 6th Issue [Member] | Copel DIS
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 7th Issue [Member] | Copel Geracao e Transmissao SA [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 7th Issue [Member] | Copel DIS
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 1st Issue [Member] | Copel Servicos
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 1st Issue [Member] | Cutia [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio (a)
Limit	≥ 1,2
Debentures 5th Issue [Member] | Copel Geracao e Transmissao SA [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 5th Issue [Member] | Copel DIS
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 9th Issue | Copel Geracao e Transmissao SA [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 9th Issue | Copel DIS
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 10th Issue [Member] | Copel GeT
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 10th Issue [Member] | Copel DIS
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Consolidated net debt / Consolidated EBITDADebt service coverage ratio (a)
Limit	≤ 3,5≥ 1,5
Debentures 2nd Issue [Member] | Nova Asa Branca I I [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,3
Debentures 2nd Issue [Member] | Nova Asa Branca III [member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,3
Debentures 2nd Issue [Member] | Ventos De Santo Uriel [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,3
Debentures 2nd Issue [Member] | Nova Asa Branca I [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,3
Debentures 2nd Issue [Member] | Nova Eurus I V [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,3
Debentures 2nd Issue [Member] | Mata de Santa Genebra Transmissão S.A. [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,2
Debentures 3nd Issue | Mata de Santa Genebra Transmissão S.A. [Member]
Disclosure of subsidiaries [line items]
Consolidated net debt / Consolidated EBITDA Debt service coverage ratio	Debt service coverage ratio
Limit	≥ 1,2